SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 1) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Operating Loss Carryforwards [Line Items]
Expected tax expense (benefit) - Federal				$ (44,776)	$ (14,316)
Expected tax expense (benefit) - State				(9,760)	(3,121)
Non-deductible expenses				5,248	4,159
Change in valuation allowance				49,288	13,278
Actual tax expense (benefit)	$ 0	$ 0	$ 0	0	0
Gross deferred tax assets:
Net operating loss carryforwards			13,278	62,568	13,278
Total deferred tax assets			13,278	62,568	13,278
Less: valuation allowance			(13,278)	(62,568)	(13,278)
Net deferred tax asset recorded			$ 0	$ 0	$ 0